Security Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Security Deposits
Schedule of Security Deposits

Security deposits included the following as of September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Refundable deposit on equipment purchase	$85,000	$50,000
Down payment on distillation equipment	-	1,399,413
Security deposits on leases held in Colombia	-	395
	$85,000	$1,449,808

Security deposits included the following as of December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Utility deposits	$-	$1,090
Refundable deposit on equipment purchase	50,000	50,000
Down payment on distillation equipment	1,399,413	1,155,000
Security deposits on leases held in Colombia	395	35,869
Security deposit on office lease	-	14,029
	$1,449,808	$1,255,988